Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Jan. 03, 2015
Statement of Financial Position [Abstract]
Allowance for accounts receivable	$ 55	$ 15	$ 15
Liabilities under tax receivable agreement, related party - long term portion	$ 223,780
Common stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, issued (in shares)	77,287,899	66,057,768	65,001,718
Common stock, outstanding (in shares)	77,287,899	66,057,768	65,001,718